ACCRUED EXPENSES AND OTHER LIABILITIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7 – ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Accrued wages, commission and bonus	$270	$393
Accrued professional fees	95	176
Deferred financial advisory fees	1,000	1,000
Other liabilities	402	382
	$1,767	$1,951

NOTE 7 – ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2023	2022
Accrued wages, commission and bonus	$393	$1,145
Accrued professional fees	176	148
Deferred financial advisory fees	1,000	1,000
Other liabilities	382	261
	$1,951	$2,554